Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - USD ($)	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Commissions, related party	$ 201,642	$ 109,112
Vessel operating expenses, related party	70,037	49,346
Other general and administrative expenses, related party	500,000	312,500
Interest and other financing costs, related party	$ 99,726	$ 99,726